UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Target 2013 Fund

	Shares	Value ($)

Common Stocks 30.0%
Consumer Discretionary 3.3%
Auto Components 0.0%
Autoliv, Inc.	100	6,318
Hotels Restaurants & Leisure 0.7%
McDonald's Corp.	3,630	216,711
Yum! Brands, Inc.	1,300	52,351

		269,062
Household Durables 0.2%
Garmin Ltd.	800	85,920
Media 0.8%
Idearc, Inc.	100	2,698

Liberty Global, Inc. "A"*	1,900	74,575
Omnicom Group, Inc.	700	35,686
The DIRECTV Group, Inc.*	6,900	182,712

		295,671
Multiline Retail 0.5%
Big Lots, Inc.*	4,300	103,114
Dollar Tree Stores, Inc.*	2,000	76,600
Family Dollar Stores, Inc.	800	20,280

		199,994
Specialty Retail 0.6%
Dick's Sporting Goods, Inc.*	1,800	60,066
Lowe's Companies, Inc.	200	5,378
RadioShack Corp.	600	12,372
The Sherwin-Williams Co.	2,100	134,232

		212,048
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	1,500	99,390
Polo Ralph Lauren Corp.	1,600	110,080

		209,470
Consumer Staples 2.1%
Beverages 0.4%
Anheuser-Busch Companies, Inc.	1,500	76,920
Coca-Cola Enterprises, Inc.	3,200	82,592

		159,512
Food & Staples Retailing 0.4%
BJ's Wholesale Club, Inc.*	1,600	57,408
Costco Wholesale Corp.	300	20,178
Kroger Co.	1,000	29,390
Sysco Corp.	1,000	34,290

		141,266
Food Products 0.3%
Wm. Wrigley Jr. Co.	1,900	117,173
Household Products 0.4%
Colgate-Palmolive Co.	400	30,508
Kimberly-Clark Corp.	1,700	120,513

		151,021
Personal Products 0.3%
Herbalife Ltd.	2,500	110,225
Tobacco 0.3%
Altria Group, Inc.	1,730	126,169
Energy 4.2%
Energy Equipment & Services 1.7%
Global Industries Ltd.*	3,700	91,094
GlobalSantaFe Corp.	1,500	121,545
Noble Corp.	2,400	127,080
Superior Energy Services, Inc.*	1,800	66,744
Tidewater, Inc.	1,800	98,406
Transocean, Inc.*	1,200	143,244

		648,113
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp.	3,000	274,530
ExxonMobil Corp.	2,666	245,245

Frontier Oil Corp.	2,200	100,738
Hess Corp.	1,800	128,898
Murphy Oil Corp.	1,200	88,356
Tesoro Corp.	1,700	102,901
Valero Energy Corp.	700	49,301

		989,969
Financials 4.9%
Capital Markets 0.8%
Ameriprise Financial, Inc.	400	25,192
Morgan Stanley	3,120	209,851
The Goldman Sachs Group, Inc.	400	99,168

		334,211
Commercial Banks 0.9%
Wachovia Corp.	2,500	114,325
Wells Fargo & Co.	7,130	242,492

		356,817
Consumer Finance 0.5%
American Express Co.	3,000	182,850
Diversified Financial Services 1.2%
Bank of America Corp.	2,850	137,598
Citigroup, Inc.	7,700	322,630

		460,228
Insurance 1.0%
ACE Ltd.	2,000	121,220
Endurance Specialty Holdings Ltd.	1,000	39,210
The Travelers Companies, Inc.	900	46,989
XL Capital Ltd. "A"	2,400	172,680

		380,099
Real Estate Investment Trusts 0.5%
AMB Property Corp. (REIT)	100	6,535
AvalonBay Communities, Inc. (REIT)	100	12,265
Equity Residential (REIT)	600	25,068
Host Hotels & Resorts, Inc. (REIT)	800	17,728
ProLogis (REIT)	200	14,348
Public Storage (REIT)	300	24,291
Simon Property Group, Inc. (REIT)	400	41,644
The Macerich Co. (REIT)	100	8,571
Vornado Realty Trust (REIT)	300	33,516

		183,966
Health Care 4.0%
Biotechnology 0.5%
Gilead Sciences, Inc.*	3,900	180,141
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	2,300	138,023
Kinetic Concepts, Inc.*	2,000	120,200

		258,223
Health Care Providers & Services 1.2%
Coventry Health Care, Inc.*	1,300	78,403
Health Net, Inc.*	2,500	134,025
Humana, Inc.*	1,700	127,415
Medco Health Solutions, Inc.*	1,300	122,694

		462,537

Life Sciences Tools & Services 0.1%
Invitrogen Corp.*	500	45,435
Pharmaceuticals 1.5%
Bristol-Myers Squibb Co.	6,100	182,939
Eli Lilly & Co.	3,900	211,185
Endo Pharmaceuticals Holdings, Inc.*	1,100	32,230
Merck & Co., Inc.	1,400	81,564
Schering-Plough Corp.	2,700	82,404

		590,322
Industrials 3.5%
Aerospace & Defense 1.0%
Boeing Co.	2,260	222,813
Honeywell International, Inc.	2,650	160,087
Lockheed Martin Corp.	200	22,008

		404,908
Airlines 0.2%
AMR Corp.*	1,100	26,400
US Airways Group, Inc.*	2,300	63,618

		90,018
Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc.*	1,100	13,904
Dun & Bradstreet Corp.	400	38,740
The Brink's Co.	100	6,265

		58,909
Construction & Engineering 0.4%
Fluor Corp.	900	142,200
Industrial Conglomerates 0.6%
General Electric Co.	3,440	141,590
Teleflex, Inc.	1,000	73,210

		214,800
Machinery 1.0%
AGCO Corp.*	2,300	137,264
Caterpillar, Inc.	1,100	82,071
Harsco Corp.	100	6,062
PACCAR, Inc.	2,350	130,566
Toro Co.	500	27,830

		383,793
Road & Rail 0.2%
Ryder System, Inc.	1,400	66,990
Information Technology 4.4%
Communications Equipment 0.0%
Cisco Systems, Inc.*	320	10,579
Computers & Peripherals 1.5%
Apple, Inc.*	1,100	208,945
International Business Machines Corp.	2,300	267,076
Lexmark International, Inc. "A"*	2,000	83,980
Seagate Technology	500	13,920

		573,921
Electronic Equipment & Instruments 0.2%
Arrow Electronics, Inc.*	1,200	47,976

Avnet, Inc.*	600	25,032

		73,008
Internet Software & Services 0.5%
eBay, Inc.*	1,440	51,984
Google, Inc. "A"*	230	162,610

		214,594
IT Services 0.9%
Accenture Ltd. "A"	4,200	164,010
Computer Sciences Corp.*	2,400	140,136
DST Systems, Inc.*	400	33,884

		338,030
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.	2,100	70,266
Applied Materials, Inc.	7,100	137,882

		208,148
Software 0.8%
Microsoft Corp.	7,560	278,284
Symantec Corp.*	1,410	26,480

		304,764
Materials 0.9%
Chemicals 0.4%
Celanese Corp. "A"	200	8,392
Dow Chemical Co.	3,200	144,128

		152,520
Containers & Packaging 0.1%
Ball Corp.	800	39,664
Packaging Corp. of America	400	12,736

		52,400
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,300	152,984
Telecommunication Services 1.8%
Diversified Telecommunication Services
AT&T, Inc.	8,270	345,603
Embarq Corp.	2,100	111,132
Verizon Communications, Inc.	3,100	142,817
Windstream Corp.	6,600	88,770

		688,322
Utilities 0.9%
Electric Utilities 0.7%
American Electric Power Co., Inc.	100	4,821
Edison International	1,800	104,670
FirstEnergy Corp.	900	62,730
PPL Corp.	600	31,020
Southern Co.	1,800	65,988

		269,229
Multi-Utilities 0.2%
Sempra Energy	1,400	86,114

Total Common Stocks (Cost $10,550,127)		11,642,991

	Principal Amount ($)	Value ($)

Government & Agency Obligation 68.4%
US Treasury Obligation
US Treasury STRIPS, 4.1685%**, 2/15/2013 (Cost $26,278,983)	33,075,000	26,589,029
	Shares	Value ($)

Cash Equivalents 1.8%
Cash Management QP Trust, 5.06% (a) (Cost $695,827)	695,827	695,827
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $37,524,937)	100.2	38,927,847
Other Assets and Liabilities, Net	(0.2)	(68,824)

Net Assets	100.0	38,859,023

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007